SHORT-TERM BANK LOANS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Short-term Debt [Line Items]
Short-term bank loans	$ 0	$ 0
Interest Expense	0	37	$ 110
Long-term Line of Credit	461,166	299,277
Line Of Credit Facility Amount Utilized	89,297	47,694
Line Of Credit Facility Amount Available For Use	371,868	251,583
Line Of Credit Facility Secured By Restricted Cash	22,937	9,627
Line Of Credit Facility Secured By Restricted Buildings	$ 2,888	$ 2,977